Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
When granting annual equity awards, the HCMC Committee’s practice is to approve them at its meeting in May of each year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the HCMC Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental.

The HCMC Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions or for general retentive or incentive needs. The HCMC Committee attempts to make equity awards during periods when it does not have material non-public information (“MNPI”) that could impact the Company’s stock price, and the Company does not time the release of MNPI based upon equity award grant dates.

Award Timing Method
When granting annual equity awards, the HCMC Committee’s practice is to approve them at its meeting in May of each year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the HCMC Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
When granting annual equity awards, the HCMC Committee’s practice is to approve them at its meeting in May of each year as part of the annual compensation review and after results for the preceding fiscal year become available. Because the HCMC Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental.

The HCMC Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions or for general retentive or incentive needs. The HCMC Committee attempts to make equity awards during periods when it does not have material non-public information (“MNPI”) that could impact the Company’s stock price, and the Company does not time the release of MNPI based upon equity award grant dates.

MNPI Disclosure Timed for Compensation Value	false